Related Party Transactions	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions

14. Related Party Transactions

Through May 15, 2013, the Company had an agreement with a stockholder to pay an annual management fee of $320 for consulting and advisory services and strategic planning. The agreement was terminated on May 15, 2013 in conjunction with the Company’s private offering of common stock (see Note 17 “Capital Stock” for additional information related to the equity restructuring) and the Company agreed to pay the full annual management fee of $320. The Company also agreed to pay the stockholder an additional fee of $500 upon the earlier of the consummation of an initial public offering of its shares of common stock or May 15, 2014. The total management fees amounted to $383 for the six months ended June 30, 2013.

Through June 30, 2013, the Company had an agreement with a stockholder to manage and grow the Company’s Home Improvement Program division, which primarily focuses on the origination of FHA 203k loans and Fannie Mae Home Style renovation loans. In accordance with the terms of the agreement the stockholder was to receive an annual management fee of $108 payable quarterly through January 15, 2014, 10% of all revenue generated by the division payable quarterly through January 15, 2014, and 33.33% of the annual net income of the division for the calendar year ending December 31, 2013. This agreement was terminated on June 30, 2013 and the Company agreed to pay $159 in fees upon termination.

The Company had no notes receivable outstanding from stockholders at June 30, 2013. During the six months ended June 30, 2013, the Company forgave a note receivable from a stockholder in the amount of $214, which was considered taxable income to the stockholder and compensation expense to the Company.

12. Related Party Transactions

Through May 15, 2013, the Company had an agreement with a stockholder to pay an annual management fee of $320 for consulting and advisory services and strategic planning. The agreement was terminated on May 15, 2013 in conjunction with the Company’s private offering of common stock (see Note 15 “Capital Stock” for additional information related to the equity restructuring) and the Company agreed to pay the full annual management fee of $320. The Company also agreed to pay the stockholder an additional fee of $500 upon the earlier of the consummation of an initial public offering of its shares of common stock or May 15, 2014. The total management fees amounted to $125 and $508, respectively, for the three and nine months ended September 30, 2013 and $163 and $163, respectively, for the three and nine months ended September 30, 2012.

Through June 30, 2013, the Company had an agreement with a stockholder to manage and grow the Company’s Home Improvement Program division, which primarily focuses on the origination of FHA 203k loans and Fannie Mae Home Style renovation loans. In accordance with the terms of the agreement the stockholder was to receive an annual management fee of $108 payable quarterly through January 15, 2014, 10% of all revenue generated by the division payable quarterly through January 15, 2014, and 33.33% of the annual net income of the division for the calendar year ending December 31, 2013. This agreement was terminated on June 30, 2013 and the Company agreed to pay $159 in fees upon termination. The total related fees amounted to $0 and $159, respectively, for the three and nine months ended September 30, 2013 and $9 and $109, respectively, for the three and nine months ended September 30, 2012.

The Company had $0 and $222 of notes receivable outstanding from stockholders at September 30, 2013 and December 31, 2012, respectively. During the nine months ended September 30, 2013, the Company forgave a note receivable from its Chief Executive Officer (“CEO”) in the amount of $214, which was considered taxable income to the CEO and compensation expense to the Company.

L. RELATED PARTY TRANSACTIONS

The Company has an agreement with the Series D preferred stockholder to pay an annual management fee equal to 1% of the stockholder’s committed capital amount for consulting and advisory services and strategic planning. The term of the agreement extends through the earlier of ten years (March 9, 2022), a change in control of the Company, or the stockholder ceasing to own 10% of the capital stock of the Company. The management fee amounted to $237,778 for the year ended December 31, 2012 and is included in general and administrative expenses and due to related parties.

The Company has an agreement with a stockholder to manage and grow the Company’s Home Improvement Program division which primarily focuses on the origination of FHA 203k loans and Fannie Mae Home Style renovation loans. In accordance with the terms of the agreement the stockholder will receive an annual management fee of $107,500 payable quarterly through January 15, 2014, 10% of all revenue generated by the division payable quarterly through January 15, 2014, and 33.33% of the annual net income of the division for calendar 2012 and 2013. The management fees amounted to $339,362 for the year ended December 31, 2012 and are included in general and administrative expenses. The balance outstanding at December 31, 2012 amounted to $110,486 and is included in due to related parties as of December 31, 2012.

The Company had amounts due to related parties of $202,148 at December 31, 2011. The amounts were unsecured, non-interest bearing and due on demand and were repaid during 2012.